UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2017

Date of reporting period: MARCH 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited)

March 31, 2017

Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Fair Value	% of Cash and Investments	Notes

Debt Investments (A)
Amusement and Recreation
Harrah's Operating Company, Inc.	Second Priority Secured Notes	Fixed	-	10.00%	12/15/2018	$72,839,000	$57,087,566	12.39%	C
Coal Mining
Eagle Coal Company, Inc.	First Lien Term Loan	Fixed	-	13.00% Cash +2.00% PIK	9/21/2017	$18,647,292	18,647,292	4.05%	C
Oxford Mining Company, LLC	First Lien Delayed Draw Term Loan	LIBOR (Q)	0.75%	8.50% Cash + 3.00% PIK	12/31/2018	$25,308,167	25,371,437	5.51%
							44,018,729	9.56%

Electric Power Generation, Transmission and Distribution
Longview Intermediate Holdings C, LLC	Sr Secured Notes	Fixed	-	12.00% PIK	10/12/2021	$745,382	725,629	0.16%

Electronic Component Manufacturing
Soraa, Inc.	Sr Secured Tranche A Term Loan (3.0% Exit Fee)	LIBOR (M)	0.44%	9.33%	3/1/2018	$8,460,561	8,296,426	1.80%
Soraa, Inc.	Sr Secured Tranche B Term Loan	LIBOR (M)	0.44%	9.33%	9/1/2017	$1,069,186	1,052,133	0.23%
							9,348,559	2.03%

Financial Investment Activities
Magnolia Finance V plc (Cayman Islands)	Asset-Backed Credit Linked Notes	Fixed	-	13.13%	8/2/2021	$35,000,000	35,070,000	7.61%	E

Motion Picture and Video Industries
NEG Holdings, LLC (CORE Entertainment)	First Lien Term Loan	LIBOR (Q)	1.00%	8.00% PIK	10/17/2022	$4,160,628	4,015,214	0.87%	B

Oil and Gas Extraction
Linc Energy Finance (USA), Inc.	First Lien Notes	Fixed	-	9.63%	10/31/2017	$8,380,000	1,801,700	0.39%	C/E
Malamute Energy, Inc.	Sr Secured Delayed Draw Term Loan	Fixed	-	1.50% PIK	11/14/2022	$91,005	91,005	0.02%
Sunshine Oilsands Ltd. (Canada)	Sr Secured Notes	Fixed	-	10.00%	8/1/2017	$30,046,800	17,577,378	3.82%	E
							19,470,083	4.23%

Other Manufacturing
AGY Holding Corp.	Second Lien Notes	Fixed	-	11.00%	11/15/2018	$32,444,500	32,444,500	7.04%	E/F
AGY Holding Corp.	Sr Secured Term Loan	Fixed	-	12.00%	9/15/2018	$17,046,935	17,046,935	3.70%	F
AGY Holding Corp.	Sr Secured Delayed Draw Term Loan	Fixed	-	12.00%	9/15/2018	$3,672,749	3,672,749	0.80%	F
Boomerang Tube, LLC	Subordinated Notes	LIBOR (M)	-	17.50%	2/1/2021	$3,425,773	356,280	0.08%	C
							53,520,464	11.62%

Pharmaceuticals
Novasep Holding SAS (France)	First Lien Notes	Fixed	-	5.00% Cash +3.00% PIK	5/31/2019	$23,111,008	24,617,846	5.34%	B/D/E
Radio and Television Broadcasting
Fuse, LLC	Sr Secured Notes	Fixed	-	10.38%	7/1/2019	$15,000,000	9,087,495	1.97%	E

2

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

March 31, 2017

Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal or Shares	Fair Value	% of Cash and Investments	Notes

Debt Investments (continued)
Restaurants
RM OpCo, LLC (Real Mex)	Convertible Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$5,591,227	$5,591,227	1.21%	F
RM OpCo, LLC (Real Mex)	First Lien Term Loan Tranche A	Fixed	-	7.00%	3/30/2018	$13,740,319	13,740,319	2.98%	F
RM OpCo, LLC (Real Mex)	Second Lien Term Loan Tranche B	Fixed	-	8.50%	3/30/2018	$27,859,145	3,635,618	0.79%	F
RM OpCo, LLC (Real Mex)	Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$8,773,802	8,773,802	1.90%	F
RM OpCo, LLC (Real Mex)	Sr Convertible Second Lien Term Loan B	Fixed	-	8.50%	3/30/2018	$15,776,380	15,776,380	3.42%	F
							47,517,346	10.30%

Total Debt Investments (Cost $287,317,774)							304,478,931	66.08%

Equity Securities
Air Transportation
Epic Aero, Inc. (One Sky)	Warrants to Purchase Common Stock					2,329	4,307,291	0.93%	C/E

Amusement and Recreation
TOPV New World Holdings, LLC (Gateway Casinos) (Canada)	Membership Interests					6,843,047	49,703,789	10.79%	B/C/E
7588674 Canada, Inc., (Gateway Casinos) (Canada)	Common Shares					100	-	-	B/C/E
							49,703,789	10.79%

Business Support Services
Findly Talent, LLC	Membership Units					1,993,022	402,790	0.09%	C/E
STG-Fairway Holdings, LLC (First Advantage)	Class A Units					2,368,001	2,194,190	0.48%	C/E
							2,596,980	0.57%

Cable and Other Subscription Programming
Primacom Finance (Lux) S.A. (Finance) (Luxembourg)	Common Equity					10,442,055	1,668,431	0.36%	B/C/D/E

Coal Mining
Eagle Coal Company, Inc.	Warrants to Purchase Common Stock					675,841	4,357,079	0.95%	C/E
Oxford Resources Partners, LP	Warrants to Purchase Common Units					59,790	279,816	0.06%	C/E
							4,636,895	1.01%

Electric Power Generation, Transmission and Distribution
Longview Intermediate Holdings C, LLC	Common Stock					1,329,871	6,210,498	1.35%	C/E
Longview Intermediate Holdings C, LLC	Warrants to Purchase Common Shares					107,835	503,589	0.11%	C/E
							6,714,087	1.46%

3

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

March 31, 2017

Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Fair Value	% of Cash and Investments	Notes

Equity Securities (continued)
Electronic Component Manufacturing
Soraa, Inc.	Warrants to Purchase Common Stock					2,047,907	$6,144	-	C/E
TPG Hattrick Holdco, LLC (Isola)	Common Units					1,935,857	19,359	-	C/E
							25,503	-

Financial Investment Activities
Marsico Holdings, LLC	Common Interest Units					474,738	4,747	-	C/E

Metal and Mineral Mining
Neo Cayman Holdings, Ltd. (Molycorp)	Common Stock					25,732	257	-	C/E
Secure Natural Resources, LLC (Molycorp)	Common Stock					74,658	747	-	C/E
							1,004	-

Motion Picture and Video Industries
NEG Parent, LLC (CORE Entertainment)	Class A Units					3,328,489	3,598,429	0.78%	B/C/E
NEG Parent, LLC (CORE Entertainment)	Class P Units					4,327,035	4,357,324	0.95%	B/C/E
NEG Parent, LLC (CORE Entertainment)	Class A Warrants to Purchase Class A Units					966,336	545,497	0.12%	B/C/E
NEG Parent, LLC (CORE Entertainment)	Class B Warrants to Purchase Class A Units					975,922	550,908	0.12%	B/C/E
							9,052,158	1.97%

Oil and Gas Extraction
Woodbine Intermediate Holdings, LLC	Membership Units					576	-	-	C/E/F

Other Investment Pools and Funds
TCP Delos Cayman Holdings (Beverly Shipping) (Cayman Islands)	Partnership Interest					551,799	59	-	C/D/E/F

Other Manufacturing
AGY Holding Corp.	Common Stock					4,668,162	467	-	C/E/F
Boomerang Tube Holdings, Inc.	Common Stock					80,724	8	-	C/E
KAGY Holding Company, Inc.	Series A Preferred Stock					34,229	18,249,564	3.96%	C/E/F
							18,250,039	3.96%

Other Publishing
HW Holdco, LLC	Class A Common Interest					868,872	7,578,128	1.65%	C/E
HW Holdco, LLC	Preferred Interest					1,693	14,766	-	E
							7,592,894	1.65%

Pharmaceuticals
Novasep Holding S.A.S. (France)	Warrants to Purchase Common Shares					7,344,600	4,889,667	1.06%	B/C/D/E
NVHL S.A. (Novasep) (Luxembourg)	Common Shares					5,165,180	15,445,623	3.35%	B/C/D/E
							20,335,290	4.41%

4

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

March 31, 2017

Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Fair Value	% of Cash and Investments	Notes

Equity Securities (continued)
Radio and Television Broadcasting
Fuse Media, LLC	Warrants to Purchase Common Stock					786,791	$79	-	C/E

Restaurants
RM Holdco, LLC (Real Mex)	Equity Participation					76	-	-	C/E/F
RM Holdco, LLC (Real Mex)	Membership Units					42,552,000	-	-	C/E/F
							-	-

Retail
Shop Holding, LLC (Connexity)	Class A Units					1,427,232	143	-	C/E

Shipping
Blue Wall Shipping Limited (Marshall Islands)	Common Stock					1,339,286	3,890,626	0.84%	B/C/E
Blue Wall Shipping Limited (Marshall Islands)	Preferred Stock					1,486	1,496,221	0.32%	B/C/E
Delta Blue Shipping Limited (Marshall Islands)	Common Stock					4,317,273	230,974	0.05%	B/C/E
Euroseas Ltd. (Marshall Islands)	Common Stock					608,257	875,890	0.19%	B/C
Tanker Investments Ltd. (Marshall Islands)	Common Stock					1,446,694	7,318,825	1.59%	B/C
TCP KC, LLC (Marshall Islands)	Membership Units					5,055,311	506	-	C/E/F
							13,813,042	2.99%

Wired Telecommunications Carriers
V Telecom Investment S.C.A. (Vivacom) (Luxembourg)	Common Shares					3,741	5,983,720	1.30%	C/D/E

Total Equity Securities (Cost $182,973,221)							144,686,151	31.40%

Total Investments (Cost $470,290,995)							$449,165,082	97.48%

Cash and Cash Equivalents
Cash Held on Account at Various Institutions							$10,544,070	2.29%
Cash Denominated in Foreign Currency							1,057,750	0.23%
Total Cash and Cash Equivalents							11,601,820	2.52%

Total Cash and Investments							$460,766,902	100.00%

5

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

March 31, 2017

Notes to Schedule of Investments:

(A)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(B)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(C)	Non-income producing security.

(D)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(E)	Restricted security.

(F)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer). Investment is not more than 50% owned nor deemed to be a significant subsidiary. See Schedule of Changes in Investment in Affiliates.

LIBOR resets monthly (M) or quarterly (Q).

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $6,653,913 and $92,014,809, respectively, for the period ended March 31, 2017. Aggregate acquisitions includes investment assets received as payment in kind. Aggregate dispositions includes principal paydowns on and maturities of debt investments. The total value of restricted securities and bank debt as of March 31, 2017 was $383,526,521 or 83.2% of total cash and investments of the Registrant.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $470,660,180. Net unrealized depreciation aggregated $17,699,912, of which $73,077,545 related to appreciated investments and $90,777,457 related to depreciated investments.

Derivative instruments at March 31, 2017 were as follows:

Instruments	Notional Amount	Fair Value

Buy EUR vs. USD Put Option at a strike rate of 1.1626 expiring September 1, 2017	€8,000,000	$707,885
Sell EUR vs. USD Call Option at a strike rate of 1.2150 expiring September 1, 2017	€8,000,000	$(4,749)
Buy EUR vs. USD Put Option at a strike rate of 1.0975 expiring September 1, 2017	€5,000,000	$180,598
Sell EUR vs. USD Call Option at a strike rate of 1.1525 expiring September 1, 2017	€5,000,000	$(17,960)
Buy EUR vs. USD Put Option at a strike rate of 1.1375 expiring March 30, 2018	€12,500,000	$819,889
Sell EUR vs. USD Call Option at a strike rate of 1.2050 expiring March 30, 2018	€12,500,000	$(75,717)
Buy CAD vs. USD Put Option at a strike rate of 1.2900 expiring April 19, 2018	CAD 60,000,000	$1,892,623
Sell CAD vs. USD Put Option at a strike rate of 1.6000 expiring April 19, 2018	CAD 60,000,000	$(55,240)
Sell CAD vs. USD Call Option at a strike rate of 1.1500 expiring April 19, 2018	CAD 60,000,000	$(50,616)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.0819 for settlement on September 1, 2017	€8,000,000	$45,065
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.1206 for settlement on September 1, 2017	€8,000,000	$353,408

		$3,795,186

6

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At March 31, 2017, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$8,194,715
2	Other direct or indirect observable market inputs*	-	66,175,061	-
3	Independent third-party valuation sources that employ significant unobservable inputs	126,345,161	111,511,424	134,163,336
3	Investment Manager valuations with significant unobservable inputs	447,285	-	2,328,100
Total		$126,792,446	$177,686,485	$144,686,151

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments valued by independent third-parties and categorized as Level 3 during the three months ended March 31, 2017 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$123,577,656	$110,278,407	$188,650,884
Net realized and unrealized gains (losses)	(717,700)	(364,701)	30,187,663
Acquisitions†	5,723,395	1,597,718	57,147
Dispositions	(2,238,190)	-	(72,721,444)
Reclassifications within Level 3	-	-	(12,010,914)
Ending balance	$126,345,161	$111,511,424	$134,163,336

Net change in unrealized appreciation/ depreciation during the period on investments still held at period end (included in net realized and unrealized gains (losses), above)	$(736,367)	$(364,701)	$26,516,648

† Includes payments received in kind and net amortization of investment discounts and premiums.

Changes in investments valued by the Investment Manager and categorized as Level 3 during the three months ended March 31, 2017 were as follows:

	Investment Manager Valuation
	Bank Debt	Equity Securities
Beginning balance	$446,941	$503,460
Net realized and unrealized gains	-	214,466
Acquisitions‡	344	-
Dispositions	-	(10,400,740)
Reclassifications within Level 3	-	12,010,914
Ending balance	$447,285	$2,328,100
Net change in unrealized appreciation/ depreciation during the period on investments still held at period end (included in net realized and unrealized gains, above)	$-	$289,234

‡ Includes payments received in kind and amortization of investment discounts.

7

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the three months ended March 31, 2017 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

AGY Holding Corp., Common Stock	$467	$-	$-	$467	$-
AGY Holding Corp., Second Lien Notes, 11%, due 11/15/18	32,444,500	-	-	32,444,500	892,224
AGY Holding Corp., Sr Secured Term Loan, 12%, due 9/15/18	17,046,935	-	-	17,046,935	511,408
AGY Holding Corp., Sr Secured Delayed Draw Term Loan, 12%, due 9/15/18	3,672,749	-	-	3,672,749	110,182
Blue Wall Shipping Limited, Common Stock	3,730,447	-	-	3,890,626	-
Blue Wall Shipping Limited, Preferred Stock	1,467,260	57,147	-	1,496,221	-
Delta Blue Shipping Limited, Common Stock	-	-	-	230,974	-
Euroseas, Ltd., Common Stock	1,027,954	-	-	875,890	-
Integra Telecom, Inc., Common Stock	51,677,410	-	(55,348,727)	-	-
Integra Telecom, Inc., Warrants	302	-	-	-	-
KAGY Holding Company, Inc., Series A Preferred Stock	16,128,591	-	-	18,249,564	-
NEG Holdings, LLC (CORE Entertainment), 1st Lien Term Loan,
LIBOR + 8% PIK, 1% LIBOR Floor, due 10/17/22	3,905,196	92,549	-	4,015,214	91,572
NEG Parent, LLC (CORE Entertainment), Class A Units	3,635,914	-	-	3,598,429	-
NEG Parent, LLC (CORE Entertainment), Class P Units	4,364,866	-	-	4,357,324	-
NEG Parent, LLC (CORE Entertainment), Class A Warrants to Purchase Class A Units	551,813	-	-	545,497	-
NEG Parent, LLC (CORE Entertainment), Class B Warrants to Purchase Class A Units	557,287	-	-	550,908	-
Novasep Holding S.A.S., First Lien Notes, 5% Cash + 3% PIK, due 5/31/19	24,305,847	-	-	24,617,846	485,143
Novasep Holding S.A.S., Warrants to Purchase Common Shares	4,827,697	-	-	4,889,667	-
NVHL S.A. (Novasep), Common Shares	15,249,871	-	-	15,445,623	-
Primacom Finance (Lux) S.A. (Finance), Common Equity	12,010,914	-	-	1,668,431	-
RM Holdco, LLC (Real Mex), Equity Participation	-	-	-	-	-
RM Holdco, LLC (Real Mex), Membership Units	-	-	-	-	-
RM OpCo, LLC (Real Mex), Convertible Second Lien Term Loan Tranche B-1, 8.5%, due 3/30/18	5,474,079	117,148	-	5,591,227	118,005
RM OpCo, LLC (Real Mex), Sr Convertible Second Lien Term Loan B, 8.5%, due 3/30/18	11,975,228	3,801,152	-	15,776,380	290,676
RM OpCo, LLC (Real Mex), First Lien Term Loan Tranche A, 7%, due 3/30/18	13,721,404	18,915	-	13,740,319	240,348
RM OpCo, LLC (Real Mex), Second Lien Term Loan Tranche B, 8.5%, due 3/30/18	8,886,338	583,708	-	3,635,618	587,980
RM OpCo, LLC (Real Mex), Second Lien Term Loan Tranche B-1, 8.5%, due 3/30/18	8,589,972	183,830	-	8,773,802	185,175
Tanker Investments, Ltd., Common Stock	6,027,506	-	-	7,318,825	-
TCP Delos Cayman Holdings (Beverly Shipping), Partnership Interest	58	-	-	59	-
TCP KC, LLC, Membership Units	506	-	-	506	-
TOPV New World Holdings, LLC (Gateway Casinos), Membership Interests	48,107,991	-	(17,372,717)	49,703,789	-
7588674 Canada, Inc., (Gateway Casinos), Common Shares	-	-	-	-	-
Woodbine Intermediate Holdings, LLC, Membership Units	-	-	-	-	-

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of 5% or more of the issuers' voting securities.

Acquisition date and cost of restricted securities of unaffiliated issuers(1) held at March 31, 2017 were as follows:

Investment	Acquisition Date	Cost

Boomerang Tube Holdings, Inc., Common Stock	2/2/16	$807
Eagle Coal Company, Inc., Warrants to Purchase Common Stock	9/21/15	234,449
Epic Aero, Inc. (One Sky), Warrants to Purchase Common Stock	12/4/13	4,010,396
Findly Talent, LLC, Membership Units	1/1/14	456,402
Fuse Media, LLC, Warrants to Purchase Common Stock	8/3/12	79
Fuse, LLC, Sr Secured Notes, 10.375%, due 7/1/19	6/18/14	11,850,000
HW Holdco, LLC, Class A Common Interest	1/13/12 & 1/15/13	6,478,943
HW Holdco, LLC, Preferred Interest	1/13/12	13,277
Linc Energy Finance (USA), Inc., First Lien Notes, 9.625%, due 10/31/17	8/8/14	2,493,181
Longview Intermediate Holdings C, LLC, Common Stock	4/13/15 & 10/21/15	5,485,718
Longview Intermediate Holdings C, LLC, Warrants to Purchase Common Shares	12/19/16	275,368
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21	8/1/13	34,723,500
Marsico Holdings, LLC, Common Interest Units	9/10/12	14,242
Neo Cayman Holdings, Ltd, Common Stock	9/30/16	257
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	202,089
Secure Natural Resources, LLC, Common Stock	9/2/16 & 9/30/16	64,099
Shop Holding, LLC (Connexity), Class A Units	6/2/11 & 3/17/14	902,439
Soraa, Inc., Warrants to Purchase Common Stock	8/29/14 & 12/9/15	117,287
STG-Fairway Holdings, LLC (First Advantage), Class A Units	12/30/10 & 10/18/13	7,364,246
Sunshine Oilsands Ltd., Sr Secured Notes, 10%, due 8/1/17	Var. 2014 - 2015	19,390,235
TPG Hattrick Holdco, LLC (Isola), Common Units	9/30/10	116,151
V Telecom Investment S.C.A. (Vivacom), Common Shares	11/9/12	9,104,336

(1)	In connection with TOFV’s conversion from a regulated investment company to a partnership for tax purposes effective January 1, 2016, all investments were treated as having been distributed and re-contributed to the Registrant on that date. Accordingly, the cost of each investment immediately following the conversion was adjusted to the fair value of such investment on December 31, 2015. However, to maintain the utility of this schedule, the acquisition date shown remains the original acquisition date of each investment irrespective of the conversion.

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)        The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

9

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Mark K. Holdsworth
Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth
Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: May 30, 2017

By:	/s/ Paul L. Davis
Name: Paul L. Davis
Title: Chief Financial Officer
Date: May 30, 2017

10